Provisions - Schedule of Provisions (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Provisions [Line Items]
Beginning Balance		S/ 72,409	S/ 83,963
Ending Balance		76,694	72,409
Current portion		47,689	44,263
Non-current portion		29,005	28,146
Provisions		76,694	72,409
Additions (b) and note 20		50,277	46,390
Exchange difference		(1,827)	234
Unwinding of discounts, note 22		1,012	556
Change in estimate		2,267	1,250
Payments and advances		(47,444)	(59,984)
Workers’ profit-sharing [Member]
Schedule of Provisions [Line Items]
Beginning Balance	[1]	38,263	34,328
Ending Balance	[1]	44,364	38,263
Current portion	[1]	44,364	38,263
Non-current portion	[1]
Provisions	[1]	44,364	38,263
Additions (b) and note 20	[1]	45,352	39,223
Exchange difference	[1]
Unwinding of discounts, note 22	[1]
Change in estimate	[1]
Payments and advances	[1]	(39,251)	(35,288)
Long-term incentive plan [Member]
Schedule of Provisions [Line Items]
Beginning Balance	[2]	13,938	29,683
Ending Balance	[2]	12,533	13,938
Current portion	[2]	3,325	6,000
Non-current portion	[2]	9,208	7,938
Provisions	[2]	12,533	13,938
Additions (b) and note 20	[2]	4,925	7,167
Exchange difference	[2]
Unwinding of discounts, note 22	[2]	860	431
Change in estimate	[2]
Payments and advances	[2]	(7,190)	(23,343)
Quarry Rehabilitation provision [Member]
Schedule of Provisions [Line Items]
Beginning Balance	[3]	19,005	17,676
Ending Balance	[3]	18,594	19,005
Current portion	[3]
Non-current portion	[3]	18,594	19,005
Provisions	[3]	18,594	19,005
Additions (b) and note 20	[3]
Exchange difference	[3]	(1,827)	234
Unwinding of discounts, note 22	[3]	152	125
Change in estimate	[3]	2,267	1,250
Payments and advances	[3]	(1,003)	(280)
Provision of legal contingencies [Member]
Schedule of Provisions [Line Items]
Beginning Balance		1,203	2,276
Ending Balance		1,203	1,203
Current portion
Non-current portion		1,203	1,203
Provisions		1,203	1,203
Additions (b) and note 20
Exchange difference
Unwinding of discounts, note 22
Change in estimate
Payments and advances			S/ (1,073)

[1]	Workers’ profit sharing - In accordance with Peruvian legislation, the Group is obliged to pay its employees profit sharing of between 8% and 10% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.
[2]	Long-term incentive plan - In 2011, the Group implemented a compensation plan for its key management. This long-term benefit is payable in cash, based on the salary of each officer and depends on the years of service of each officer in the Group. According to the latest plan update, the executive would receive the equivalent of an annual salary for each year of service beginning to accrue from 2019. This benefit accrues and accumulates for each officer and is payable in two installments: the first payment will be made on the sixth year after the creation of this bonus plan, and the last payment will be made on the ninth year from the creation of the plan. If the executive decides to voluntarily leave the Group before a scheduled distribution, they will not receive this compensation. The Group used the Projected Unit Credit Method to determine the present value of this deferred obligation and the related current deferred cost, considering the expected increases in salary base and the corresponding current government bond discount rate (risk-free rate).
[3]	Quarry Rehabilitation provision - As of December 31, 2025 and 2024, it corresponds to the provision for the future costs of rehabilitating the quarries exploited in Group operations. The provision has been created based on studies made by internal specialists. Management believes that the assumptions used, based on current economic environment, are a reasonable basis upon which to estimate the future liability. These estimates are reviewed regularly to consider any material change to the assumptions. However, actual quarry rehabilitation costs will ultimately depend upon future market prices for the necessary decommissioning works required to reflect future economic conditions. Future cash flows have been estimated based on financial budgets approved by Management. The range of the risk-free discount rate in dollars used in the calculation of the provision as of December 31, 2025 was from 0.49 to 4.84 percent (from 0.53 to 4.86 percent as of December 31, 2024). Management expects to incur a significant part of this obligation in the medium and long-term. The Group estimates that this liability is sufficient according to the current environmental protection laws approved by the Ministry of Energy and Mines of Peru.